SELECTED STATEMENTS OF OPERATIONS DATA (Details 1) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Selected Statements Of Operations Data [Line Items]
Bank charges			$ (4)	$ (7)	$ 23	$ 21
Foreign currency adjustments losses			27	(9)	33	55
Issuance cost related to warrants to investors and service provider			0	(489)	533	0
Incremental value to the February 2014 Investors that resulted from Exchange Agreement					3,124	0
Change in the fair value of warrants	$ 526	$ (396)	376	(538)	(2,194)	293
Total financial expenses, net	$ 492	$ (349)	$ 353	$ (33)	$ 1,519	$ 369